Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	March 31,
	2025	2026
Cash on hand	656	390
Credit card collection in hand	160,814	351,506
Balances with bank	444,332	652,181
Total	605,802	1,004,077